UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2012 (Unaudited)

DWS Small Cap Growth Fund
	Shares	Value ($)
Common Stocks 94.1%
Consumer Discretionary 11.3%
Auto Components 0.7%
Tenneco, Inc.* (a)	27,474	736,853
Hotels, Restaurants & Leisure 2.3%
Buffalo Wild Wings, Inc.*	19,085	1,653,525
Red Robin Gourmet Burgers, Inc.* (a)	20,902	637,720

		2,291,245
Media 1.3%
Cinemark Holdings, Inc.	59,552	1,360,763
Specialty Retail 4.1%
Advance Auto Parts, Inc.	14,512	990,009
Children's Place Retail Stores, Inc.*	27,067	1,348,749
DSW, Inc. "A"	22,718	1,235,859
Guess?, Inc.	20,655	627,292

		4,201,909
Textiles, Apparel & Luxury Goods 2.9%
Carter's, Inc.*	23,765	1,250,039
Deckers Outdoor Corp.* (a)	6,651	292,710
True Religion Apparel, Inc.	48,908	1,417,354

		2,960,103
Consumer Staples 4.6%
Food Products
Hain Celestial Group, Inc.* (a)	25,823	1,421,298
Smart Balance, Inc.*	140,289	1,317,314
Snyder's-Lance, Inc.	19,960	503,591
TreeHouse Foods, Inc.*	23,846	1,485,367

		4,727,570
Energy 9.1%
Energy Equipment & Services 3.7%
Atwood Oceanics, Inc.* (a)	24,477	926,210
Dril-Quip, Inc.*	23,061	1,512,571
Hornbeck Offshore Services, Inc.*	19,838	769,317
Tesco Corp.*	45,248	542,976

		3,751,074
Oil, Gas & Consumable Fuels 5.4%
Americas Petrogas, Inc.*	237,685	441,238
Approach Resources, Inc.* (a)	40,857	1,043,488
Clean Energy Fuels Corp.* (a)	37,195	576,523
Energy XXI (Bermuda) Ltd.	35,859	1,122,028
Rex Energy Corp.* (a)	117,711	1,319,540
Rosetta Resources, Inc.* (a)	27,300	1,000,272

		5,503,089
Financials 6.8%
Capital Markets 2.6%
Waddell & Reed Financial, Inc. "A" (a)	44,639	1,351,669
WisdomTree Investments, Inc.*	196,570	1,291,465

		2,643,134
Commercial Banks 1.0%
Prosperity Bancshares, Inc. (a)	24,472	1,028,558
Consumer Finance 1.3%
DFC Global Corp.*	71,703	1,321,486
Diversified Financial Services 1.9%
Portfolio Recovery Associates, Inc.* (a)	21,314	1,945,116
Health Care 23.8%
Biotechnology 2.9%
Alkermes PLC*	54,513	925,086
Halozyme Therapeutics, Inc.* (a)	110,576	979,703
Incyte Corp.* (a)	45,501	1,032,873

		2,937,662
Health Care Equipment & Supplies 7.0%
ABIOMED, Inc.* (a)	27,684	631,749
Accuray, Inc.*	169,628	1,160,255
Analogic Corp.	7,833	485,646
AtriCure, Inc.*	52,936	508,715
CONMED Corp.	48,028	1,328,935
NxStage Medical, Inc.*	36,466	611,170
Thoratec Corp.*	40,870	1,372,415
Volcano Corp.*	34,953	1,001,403

		7,100,288
Health Care Providers & Services 5.9%
Centene Corp.*	44,574	1,344,352
ExamWorks Group, Inc.*	74,283	982,764
Metropolitan Health Networks, Inc.*	154,625	1,479,761
Molina Healthcare, Inc.*	44,329	1,039,959
Universal American Corp.*	50,376	530,459
WellCare Health Plans, Inc.*	12,975	687,675

		6,064,970
Health Care Technology 1.3%
ePocrates, Inc.* (a)	36,398	291,912
SXC Health Solutions Corp.* (a)	10,077	999,739

		1,291,651
Pharmaceuticals 6.7%
Auxilium Pharmaceuticals, Inc.*	20,606	554,095
Flamel Technologies SA (ADR)*	74,982	326,172
Nektar Therapeutics* (a)	61,281	494,538
Pacira Pharmaceuticals, Inc.* (a)	123,850	1,986,554
Par Pharmaceutical Companies, Inc.*	39,997	1,445,491
Questcor Pharmaceuticals, Inc.* (a)	22,082	1,175,646
VIVUS, Inc.*	30,895	881,743

		6,864,239
Industrials 13.1%
Aerospace & Defense 1.4%
BE Aerospace, Inc.*	33,543	1,464,487
Construction & Engineering 0.9%
MYR Group, Inc.*	55,750	951,095
Electrical Equipment 1.0%
General Cable Corp.*	39,241	1,017,912
Machinery 6.5%
Altra Holdings, Inc. (a)	43,142	680,781
Chart Industries, Inc.*	27,796	1,911,253
RBC Bearings, Inc.*	31,818	1,504,991
Sauer-Danfoss, Inc.	36,846	1,287,031
WABCO Holdings, Inc.*	22,965	1,215,537

		6,599,593
Professional Services 1.6%
TrueBlue, Inc.*	103,633	1,604,239
Trading Companies & Distributors 1.7%
Applied Industrial Technologies, Inc. (a)	19,037	701,513
United Rentals, Inc.* (a)	30,863	1,050,577

		1,752,090
Information Technology 21.2%
Communications Equipment 2.5%
Aruba Networks, Inc.* (a)	41,484	624,334
Finisar Corp.* (a)	37,047	554,223
Procera Networks, Inc.*	27,492	668,331
Sycamore Networks, Inc.*	48,011	697,120

		2,544,008
Electronic Equipment, Instruments & Components 1.7%
Cognex Corp.	36,352	1,150,541
Coherent, Inc.*	13,525	585,632

		1,736,173
Internet Software & Services 1.8%
MercadoLibre, Inc. (a)	6,221	471,552
NIC, Inc. (a)	55,124	700,075
Saba Software, Inc.*	69,799	647,734

		1,819,361
IT Services 4.9%
Cardtronics, Inc.*	52,634	1,590,073
FleetCor Technologies, Inc.*	25,476	892,679
MAXIMUS, Inc.	22,047	1,140,932
Syntel, Inc.	23,645	1,435,252

		5,058,936
Semiconductors & Semiconductor Equipment 1.7%
Cavium, Inc.* (a)	40,499	1,133,972
EZchip Semiconductor Ltd.* (a)	14,932	597,877

		1,731,849
Software 8.6%
Actuate Corp.*	42,529	294,726
Allot Communications Ltd.*	23,020	641,337
Concur Technologies, Inc.* (a)	15,469	1,053,439
Kenexa Corp.* (a)	45,928	1,333,290
NICE Systems Ltd. (ADR)*	24,608	900,653
NQ Mobile, Inc. (ADR)* (a)	82,160	672,890
Parametric Technology Corp.*	53,673	1,124,986
QLIK Technologies, Inc.*	46,288	1,023,891
TiVo, Inc.*	47,792	395,240
Ultimate Software Group, Inc.*	15,244	1,358,545

		8,798,997
Materials 4.2%
Chemicals 1.0%
Westlake Chemical Corp. (a)	18,876	986,460
Metals & Mining 1.4%
Detour Gold Corp.*	27,479	553,574
Haynes International, Inc. (a)	10,669	543,479
Thompson Creek Metals Co., Inc.* (a)	111,615	356,052

		1,453,105
Paper & Forest Products 1.8%
Fortress Paper Ltd. "A"*	16,198	289,085
Schweitzer-Mauduit International, Inc.	22,230	1,514,753

		1,803,838

Total Common Stocks (Cost $84,017,920)		96,051,853
Securities Lending Collateral 20.3%
Daily Assets Fund Institutional, 0.24% (b) (c) (Cost $20,675,810)	20,675,810	20,675,810
Cash Equivalents 5.8%
Central Cash Management Fund, 0.14% (b) (Cost $5,972,935)	5,972,935	5,972,935

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $110,666,665) †	120.2	122,700,598
Other Assets and Liabilities, Net	(20.2)	(20,640,492)

Net Assets	100.0	102,060,106

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $110,705,371.  At June 30, 2012, net unrealized appreciation for all securities based on tax cost was $11,995,227.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,468,901 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,473,674.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2012 amounted to $20,905,310, which is 20.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$96,051,853	$—	$—	$96,051,853
Short-Term Investments(d)	26,648,745	—	—	26,648,745
Total	$122,700,598	$—	$—	$122,700,598

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.
(d) See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Growth Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 15, 2012